Member's Equity	12 Months Ended
Dec. 31, 2011
Member's Equity

13. Member’s Equity

During the years ended December 31, 2010 and 2009, Wynn Resorts made cash capital contributions to the Company totaling $50 million and $413 million, respectively. The proceeds from these contributions were used to fund construction costs of Encore and to fund paydowns of the Company’s debt.